General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses
Salaries and benefits	$ 8,392	$ 14,278
Share-based compensation	3,515	7,735
Insurance	4,738	5,131
Depreciation	301	220
Legal and other consulting fees	6,822	8,941
Regulatory and listing fees	642	1,298
Other	2,904	2,467
Total	$ 27,314	$ 40,070